Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2018
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Changes in Liabilities Arising from Financing Activities
33.	Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financial activities for the periods ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair value change		Scope changes		Others
Borrowing	￦	8,120,791	￦	(1,163,917)	￦	—	￦	(221,495)	￦	—	￦	(2,206)	￦	(49,511)	￦	6,683,662
Financial lease liabilities		180,714		(71,735)		68,938		—		—		—		(1,039)		176,878
Derivative liabilities		16,901		—		—		130,674		(28,015)		—		(20,740)		98,820
Derivative assets		(227,318)		71,370		—		76,552		(2,687)		—		74,694		(7,389)
Total	￦	8,091,088	￦	(1,164,282)	￦	68,938	￦	(14,269)	￦	(30,702)	￦	(2,206)	￦	3,404	￦	6,951,971

(In millions of Korean won)	2018
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair value change		Scope changes		Others
Borrowing	￦	6,683,662	￦	(139,715)	￦	—	￦	70,095	￦	—	￦	15,000	￦	19,252	￦	6,648,294
Financial lease liabilities		176,878		(73,885)		61,187		—		—		—		(322)		163,858
Derivative liabilities		98,820		(14,587)		—		(37,344)		35,809		—		(17,631)		65,067
Derivative assets		(7,389)		11,126		—		(22,474)		(3,419)		—		(7,687)		(29,843)
Total	￦	6,951,971	￦	(217,061)	￦	61,187	￦	10,277	￦	32,390	￦	15,000	￦	(6,388)	￦	6,847,376